Leases - Operating lease cost (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease cost	$ 476	$ 880	$ 3,419	$ 3,505
Variable lease cost	326	538	2,103	2,127
Lease expense	$ 802	$ 1,418	$ 5,522	$ 5,632
Weighted-average discount rate	9.00%	9.70%	9.70%	9.70%
Weighted-average remaining lease term (years)	5 years 9 months 18 days	10 years	9 years 3 months 18 days	10 years 2 months 12 days
Operating lease payments	$ 600	$ 1,000	$ 3,900	$ 3,800